Exhibit 99.1

Tesla Auto Lease Trust 2021-A

Asset-Backed Notes

Sample Lease Agreed-Upon Procedures

Report To:

Tesla Finance LLC

TALT Holdings, LLC

18 March 2021

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Tesla Finance LLC

TALT Holdings, LLC

3500 Deer Creek Road

Palo Alto, California 94304

Re:	Tesla Auto Lease Trust 2021-A (the “Issuing Entity”)

Asset-Backed Notes (the “Notes”)

Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Tesla Finance LLC (the “Sponsor”), TALT Holdings, LLC (the “Depositor”), Credit Suisse Securities (USA) LLC (“Credit Suisse”), Barclays Capital Inc. (“Barclays”), Citigroup Global Markets Inc. (“Citigroup”), Deutsche Bank Securities Inc. (“Deutsche Bank Securities”) and Wells Fargo Securities, LLC (“Wells Fargo Securities,” together with the Sponsor, Depositor, Credit Suisse, Barclays, Citigroup and Deutsche Bank Securities, the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information relating to a pool of closed-end vehicle leases (the “Leases”) and the related leased vehicles relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.

Labeled “TALT 2021-A Datatape -Final Cut vF.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Leases and the related leased vehicles as of 31 January 2021 (the “Cutoff Date”) that are expected to be representative of the Leases and

ii.

Labeled “TALT 2021-A Datatape—Final Cut vRealFinal.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File,” together with the Preliminary Data File, the “Provided Data Files”), that the Sponsor, on behalf of the Depositor, indicated contains updated information relating to the Leases as of the Cutoff Date,

b.	Imaged copies of:

i.

The motor vehicle lease agreement, lease agreement, lease, vehicle lease extension and/or vehicle lease assignment and assumption agreement, lease agreement consumer paper or other related documents (collectively and as applicable, the “Contract”) and

ii.	Certain printed screen shots from the Sponsor’s lease servicing system (the “System Screen Shots,” together with the Contract, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Lease (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

18 March 2021

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 400 Leases from the Preliminary Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Preliminary Data File.

For the purpose of the procedures described in this report, the 400 Sample Leases are referred to as Sample Lease Numbers 1 through 400.

2.	For each Sample Lease, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information described in the succeeding paragraph(s) of this Item 2.a., all such compared information was in agreement.

For 161 Sample Leases (the “Adjusted Capitalized Cost Sample Leases”), the adjusted capitalized cost Sample Characteristic value, as shown on the Preliminary Data File, did not agree with the corresponding value, as shown in the Contract. The Sponsor, on behalf of the Depositor, indicated that this was due to a systematic error when the Preliminary Data File was created. The Sponsor, on behalf of the Depositor, indicated the error was corrected on the Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Depositor, described in this paragraph.

For 46 Sample Leases (the “Maturity Date Sample Leases”), the maturity date Sample Characteristic value, as shown on the Preliminary Data File, did not agree with the corresponding value, as shown in the Contract. For the Maturity Date Sample Leases, the remaining term to maturity Sample Characteristic value, as shown on the Preliminary Data File, did not agree with the corresponding value we recalculated using the instructions, assumptions and methodologies described in note vii. of Exhibit 1 to Attachment A due to the differences in the maturity date Sample Characteristic described in the preceding sentence. The Sponsor, on behalf of the Depositor, indicated that the maturity date differences were due to a systematic error when the Preliminary Data File was created. The Sponsor, on behalf of the Depositor, indicated these errors were corrected on the Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Depositor, described in this paragraph.

Attachment A Page 2 of 3

2.	(continued)

a.	(continued)

For six Sample Leases (the “Original First Payment Date Sample Leases”), the original first payment date Sample Characteristic value, as shown on the Preliminary Data File, did not agree with the corresponding value, as shown in the Contract. The Sponsor, on behalf of the Depositor, indicated that this was due to a systematic error when the Preliminary Data File was created. The Sponsor, on behalf of the Depositor, indicated the error was corrected on the Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Depositor, described in this paragraph.

b.

Observed that the corresponding Contract contained a signature in the lessee signature section of such Contract. We performed no procedures to determine the validity of the signature contained in the lessee signature section of the Contract.

3.

For each closed-end vehicle lease on the Preliminary Data File and Data File, we compared the lease account number (the “Lease Account Number”), as shown on the Preliminary Data File, to the corresponding Lease Account Number, as shown on the Data File, and noted that:

a.	All of the Leases (including the Sample Leases) were included on both the Preliminary Data File and Data File and

b.	No other closed-end vehicle leases were included on the Preliminary Data File or Data File.

4.

For each Sample Lease, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information on the Data File. Except for the information described in the succeeding paragraph(s) of this Item and the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

For each Adjusted Capitalized Cost Sample Lease, the adjusted capitalized cost Sample Characteristic value, as shown on the Data File, did not agree with the corresponding value, as shown on the Preliminary Data File. The Sponsor, on behalf of the Depositor, indicated that the adjusted capitalized cost values for the Adjusted Capitalized Cost Sample Leases were reflected accurately on the Data File. Except as described herein, we performed no procedures to determine the accuracy, completeness or reasonableness of the adjusted capitalized cost information for the Adjusted Capitalized Cost Sample Leases, as shown on the Data File.

Attachment A Page 3 of 3

4.	(continued)

For each Maturity Date Sample Lease, the maturity date and remaining term to maturity Sample Characteristic values, as shown on the Data File, did not agree with the corresponding values, as shown on the Preliminary Data File. The Sponsor, on behalf of the Depositor, indicated that the maturity date and remaining term to maturity values for the Maturity Date Sample Leases were reflected accurately on the Data File. Except as described herein, we performed no procedures to determine the accuracy, completeness or reasonableness of the maturity date and remaining term to maturity information for the Maturity Date Sample Leases, as shown on the Data File.

For each Original First Payment Date Sample Lease, the original first payment date Sample Characteristic value, as shown on the Data File, did not agree with the corresponding value, as shown on the Preliminary Data File. The Sponsor, on behalf of the Depositor, indicated that the original first payment date Sample Characteristic values for the Original First Payment Date Sample Leases were reflected accurately on the Data File. Except as described herein, we performed no procedures to determine the accuracy, completeness or reasonableness of the original first payment date information for the Original First Payment Date Sample Leases, as shown on the Data File.

Exhibit 1 to Attachment A Page 1 of 3

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note
Lease account number	Account Number	System Screen Shots	i.
Vehicle model year	Vehicle Model Year	Contract
Vehicle make	Vehicle Make and Model	Contract	ii.
Vehicle model	Vehicle Make and Model	Contract	iii.
Vehicle age classification (new/used)	New/Used	Contract
Contractual total monthly payment amount	Contractual Total Monthly Payment Amount	(a) Contract or (b) System Screen Shots	iv.
Original term to maturity	Original Term	Contract
Adjusted capitalized cost	Original Capitalized Cost	Contract
Residual value	Contractual Residual Amount	Contract	v.
Manufacturer’s suggested retail price	Vehicle MSRP	System Screen Shots
Lease rate (money factor)	Buy Rate (APR)	(a) Contract and recalculation or (b) System Screen Shots	vi.
VIN	VIN	Contract
Maturity date	Current Maturity Date	Contract
Remaining term to maturity	Remaining Term	Contract and recalculation	vii.
FICO score	FICO Score	System Screen Shots	viii.
Customer state	Customer State	(a) Contract or (b) System Screen Shots	ix.
Original first payment date	First Payment Due Date	Contract	x.

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the vehicle make Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a vehicle make value containing “TESLA,” as shown on the Preliminary Data File, if the corresponding vehicle make value was “Tesla,” as shown in the Contract.

Exhibit 1 to Attachment A Page 2 of 3

Notes: (continued)

iii.

For the purpose of comparing the vehicle model Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore the word “TESLA,” as shown on the Preliminary Data File.

iv.

For the purpose of comparing the contractual total monthly payment amount Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 44, 99, 116, 165, 184, 207, 221, 266, 271, 345 and 400), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note.

For the purpose of comparing the contractual total monthly payment amount Sample Characteristic for Sample Lease Numbers 44, 99, 116, 165, 184, 207, 221, 266, 271, 345 and 400, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note.

For the purpose of comparing the contractual total monthly payment amount Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

v.	For the purpose of comparing the residual value Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

vi.

For the purpose of comparing the lease rate (money factor) Sample Characteristic for each Sample Lease (except for Sample Lease Number 1), the Sponsor, on behalf of the Depositor, instructed us to recalculate the lease rate (money factor) by:

a.	Dividing the rent charge by the original term to maturity, both as shown in the Contract (the “Recalculated Monthly Rent Charge”),

b.	Dividing the Recalculated Monthly Rent Charge by the sum of the adjusted capitalized cost and residual value, both as shown in the Contract, and

c.	Multiplying the result obtained in b. by 2,400,

subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note.

For the purpose of comparing the lease rate (money factor) Sample Characteristic for Sample Lease Number 1, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note.

Exhibit 1 to Attachment A Page 3 of 3

Notes: (continued)

vi.	(continued)

For the purpose of comparing the lease rate (money factor) Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to round the lease rate (money factor), as shown on the Preliminary Data File, to the third decimal place (XX.XXX).

For the purpose of comparing the lease rate (money factor) Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of 0.01% or less.

vii.

For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by:

a.	Calculating the difference between the:

(1)	Cutoff Date and

(2)	Maturity date, as shown in the Contract,

using the YEARFRAC function in Microsoft Excel and

b.	Multiplying the result obtained in a. above by 12.

viii.	The Sponsor, on behalf of the Depositor, instructed us not to compare the FICO score Sample Characteristic for any Sample Lease with a FICO score value of “0,” as shown on the Preliminary Data File.

ix.

For the purpose of comparing the customer state Sample Characteristic for each Sample Lease (except for Sample Lease Number 184), the Sponsor, on behalf of the Depositor, instructed us to use Contract as the Source Document.

For the purpose of comparing the customer state Sample Characteristic for Sample Lease Number 184, the Sponsor, on behalf of the Depositor, instructed us to use System Screen Shots as the Source Document.

x.

For the purpose of comparing the original first payment date Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the original first payment date value, as shown on the Preliminary Data File, is the 1st of the month following an original first payment date value that falls on the 29th, 30th, or 31st day of the month, as shown in the Contract.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A Page 1 of 2

Sample Characteristic differences between the Preliminary Data File and Data File

Sample Lease Number	Sample Characteristic	Preliminary Data File Value	Data File Value
2	Original first payment date	7/1/2020	6/30/2020
6	Original first payment date	10/1/2020	9/29/2020
7	Original first payment date	10/1/2020	9/30/2020
11	Original first payment date	1/1/2021	12/31/2020
28	Original first payment date	7/1/2020	6/30/2020
38	Original first payment date	7/1/2020	6/30/2020
41	Original first payment date	7/1/2020	6/30/2020
68	Original first payment date	7/1/2020	6/30/2020
71	Original first payment date	10/1/2020	9/30/2020
83	Original first payment date	10/1/2020	9/30/2020
87	Original first payment date	10/1/2020	9/29/2020
111	Original first payment date	10/1/2020	9/29/2020
127	Original first payment date	10/1/2020	9/30/2020
130	Original first payment date	7/1/2020	6/30/2020
154	Original first payment date	10/1/2020	9/29/2020
183	Original first payment date	10/1/2020	9/30/2020
206	Original first payment date	7/1/2020	6/29/2020
216	Original first payment date	7/1/2020	6/30/2020
219	Original first payment date	11/1/2020	10/29/2020

Exhibit 2 to Attachment A Page 2 of 2

Sample Lease Number	Sample Characteristic	Preliminary Data File Value	Data File Value
250	Original first payment date	10/1/2020	9/30/2020
271	Original first payment date	8/1/2020	7/30/2020
288	Original first payment date	10/1/2020	9/30/2020
307	Original first payment date	10/1/2020	9/29/2020
308	Original first payment date	10/1/2020	9/30/2020
309	Original first payment date	10/1/2020	9/30/2020
311	Original first payment date	10/1/2020	9/30/2020
312	Original first payment date	11/1/2020	10/30/2020
321	Original first payment date	10/1/2020	9/30/2020
327	Original first payment date	8/1/2020	7/29/2020
330	Original first payment date	8/1/2020	7/31/2020
388	Original first payment date	10/1/2020	9/29/2020
393	Original first payment date	8/1/2020	7/30/2020
398	Original first payment date	10/1/2020	9/30/2020

Note: The Sponsor, on behalf of the Depositor, indicated that the differences noted above are due to the original first payment date Sample Characteristic, as shown on the Data File, no longer following the methodology described in note x. to Exhibit 1 to Attachment A.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Depositor, described in the note above.